Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Bond Fund of America
Entity Central Index Key	0000013075
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
The Bond Fund of America® Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$11	0.23%*
*Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$14	0.28%*
*Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$19	0.38%*
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$29	0.58%*
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$44	0.88%*
*Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-2E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RBEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$51	1.03%*
*Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$65	1.32%*
*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class R-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$66	1.33%*
*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-F-3[Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$14	0.28%*
*Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$17	0.34%*
*Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	*Annualized
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Largest Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-T[Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$21	0.42%*
*Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$41	0.83%*
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$68	1.38%*
*Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$32	0.64%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-3
Trading Symbol	BFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$11	0.23%*
*Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-2
Trading Symbol	ABNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$17	0.34%*
*Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-1
Trading Symbol	BFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$32	0.65%*
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class T [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class T
Trading Symbol	TBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$16	0.32%*
*Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class C [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class C
Trading Symbol	BFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421- 4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.34%*
*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America® Class A [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class A
Trading Symbol	ABNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.61%*
*Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 84,512,000,000
Holdings Count | Holdings	4,275
Investment Company, Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$84,512
Total number of portfolio holdings	4,275
Portfolio turnover rate including mortgage dollar roll transactions	215%
Portfolio turnover rate excluding mortgage dollar roll transactions	38%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized